UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05445
Name of Registrant: Vanguard Fenway Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2018
Item 1: Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Common Stocks (96.9%)1
Consumer Discretionary (5.3%)
Comcast Corp. Class A	12,904,671	423,402
McDonald's Corp.	1,601,259	250,901
Home Depot Inc.	1,224,442	238,889
General Motors Co.	2,704,734	106,566
Cie Generale des Etablissements Michelin SCA	767,545	92,856
Las Vegas Sands Corp.	1,131,267	86,384
Tailored Brands Inc.	1,973,994	50,376
Ralph Lauren Corp. Class A	377,463	47,455
Polaris Industries Inc.	317,471	38,789
Omnicom Group Inc.	503,703	38,417
Carnival Corp.	571,230	32,737
Abercrombie & Fitch Co.	1,187,526	29,071
Kohl's Corp.	372,702	27,170
Macy's Inc.	704,140	26,356
Best Buy Co. Inc.	340,453	25,391
H&R Block Inc.	1,082,856	24,667
International Game Technology plc	746,902	17,358
Ford Motor Co.	1,430,996	15,841
Viacom Inc. Class B	459,938	13,872
Sinclair Broadcast Group Inc. Class A	375,740	12,080
MDC Holdings Inc.	391,247	12,039
Interpublic Group of Cos. Inc.	481,674	11,290
Dine Brands Global Inc.	147,561	11,038
Six Flags Entertainment Corp.	157,408	11,026
TEGNA Inc.	953,141	10,342
Cinemark Holdings Inc.	263,019	9,227
Cracker Barrel Old Country Store Inc.	19,400	3,030
Tribune Media Co. Class A	75,610	2,894
		1,669,464
Consumer Staples (12.5%)
Philip Morris International Inc.	7,116,647	574,598
PepsiCo Inc.	4,315,940	469,876
Coca-Cola Co.	9,182,198	402,731
Unilever NV	7,200,136	401,192
Procter & Gamble Co.	5,031,124	392,730
Sysco Corp.	4,016,357	274,277
Walmart Inc.	2,899,517	248,344
British American Tobacco plc	3,940,014	198,474
Mondelez International Inc. Class A	4,521,171	185,368
Kraft Heinz Co.	2,297,419	144,324
Nestle SA	1,837,312	142,393
Kellogg Co.	1,147,294	80,161
General Mills Inc.	1,558,438	68,977
Conagra Brands Inc.	1,890,226	67,538
Clorox Co.	480,810	65,030
Altria Group Inc.	1,129,779	64,160
Nu Skin Enterprises Inc. Class A	803,697	62,841
JM Smucker Co.	233,520	25,099

Walgreens Boots Alliance Inc.	405,618	24,343
Flowers Foods Inc.	1,140,104	23,748
Colgate-Palmolive Co.	175,624	11,382
Pinnacle Foods Inc.	129,347	8,415
Coca-Cola European Partners plc	144,515	5,873
		3,941,874
Energy (12.0%)
Chevron Corp.	6,961,034	880,084
Exxon Mobil Corp.	7,796,987	645,045
Suncor Energy Inc.	13,833,406	562,743
Occidental Petroleum Corp.	3,221,481	269,574
Canadian Natural Resources Ltd.	7,232,775	260,886
^ TransCanada Corp.	5,806,221	251,213
Schlumberger Ltd.	3,674,020	246,270
Kinder Morgan Inc.	11,338,218	200,346
Phillips 66	1,157,747	130,027
Valero Energy Corp.	788,112	87,346
ConocoPhillips	1,121,530	78,081
HollyFrontier Corp.	994,695	68,067
Delek US Holdings Inc.	715,696	35,906
Cosan Ltd.	2,358,353	17,994
Murphy Oil Corp.	518,359	17,505
Helmerich & Payne Inc.	187,503	11,955
^ Ship Finance International Ltd.	729,442	10,905
Archrock Inc.	196,966	2,364
		3,776,311
Financials (15.6%)
JPMorgan Chase & Co.	11,171,617	1,164,082
Wells Fargo & Co.	11,966,907	663,445
MetLife Inc.	9,792,468	426,952
PNC Financial Services Group Inc.	2,384,561	322,154
Marsh & McLennan Cos. Inc.	3,533,215	289,618
Chubb Ltd.	1,836,086	233,220
M&T Bank Corp.	1,127,848	191,903
American International Group Inc.	3,515,213	186,377
US Bancorp	3,461,145	173,126
Travelers Cos. Inc.	1,167,420	142,822
Principal Financial Group Inc.	2,234,361	118,309
BlackRock Inc.	234,370	116,960
Prudential Financial Inc.	1,017,236	95,122
Aflac Inc.	2,143,034	92,193
Regions Financial Corp.	4,329,478	76,978
Ameriprise Financial Inc.	536,916	75,104
Fifth Third Bancorp	2,505,572	71,910
T. Rowe Price Group Inc.	566,872	65,808
LPL Financial Holdings Inc.	974,244	63,852
BB&T Corp.	1,196,155	60,334
SunTrust Banks Inc.	811,644	53,585
Fidelity National Financial Inc.	1,114,718	41,936
First American Financial Corp.	620,807	32,108
CME Group Inc.	153,831	25,216
Citizens Financial Group Inc.	631,310	24,558
Huntington Bancshares Inc.	1,621,548	23,934
KeyCorp	1,142,044	22,315
Umpqua Holdings Corp.	547,932	12,378
Unum Group	315,127	11,657

BankUnited Inc.	252,307	10,307
Federated Investors Inc. Class B	438,362	10,223
Hancock Whitney Corp.	116,730	5,445
		4,903,931
Health Care (14.6%)
Johnson & Johnson	7,996,663	970,315
Pfizer Inc.	17,359,917	629,818
Merck & Co. Inc.	9,230,031	560,263
Eli Lilly & Co.	6,307,740	538,239
Bristol-Myers Squibb Co.	7,170,281	396,803
Medtronic plc	4,130,910	353,647
Koninklijke Philips NV	5,243,335	222,150
Novartis AG	2,846,099	215,595
AbbVie Inc.	2,309,750	213,998
Amgen Inc.	980,703	181,028
Roche Holding AG	745,571	165,411
CVS Health Corp.	995,514	64,061
Gilead Sciences Inc.	902,677	63,946
Cardinal Health Inc.	208,510	10,182
		4,585,456
Industrials (9.5%)
Union Pacific Corp.	2,773,478	392,946
Caterpillar Inc.	2,833,148	384,373
Lockheed Martin Corp.	1,118,461	330,427
3M Co.	1,535,798	302,122
Eaton Corp. plc	3,596,073	268,771
Boeing Co.	777,705	260,928
Honeywell International Inc.	1,721,740	248,017
United Technologies Corp.	949,556	118,723
BAE Systems plc	13,173,287	112,071
Waste Management Inc.	961,869	78,238
General Electric Co.	5,538,670	75,381
Raytheon Co.	362,919	70,109
PACCAR Inc.	897,073	55,583
Greenbrier Cos. Inc.	964,489	50,877
GATX Corp.	667,376	49,539
Copa Holdings SA Class A	508,209	48,087
Delta Air Lines Inc.	942,475	46,690
United Parcel Service Inc. Class B	274,432	29,153
KAR Auction Services Inc.	395,799	21,690
Norfolk Southern Corp.	138,956	20,964
CH Robinson Worldwide Inc.	201,726	16,876
Timken Co.	229,125	9,978
Ryder System Inc.	113,666	8,168
Kennametal Inc.	187,067	6,716
		3,006,427
Information Technology (10.8%)
Intel Corp.	15,993,163	795,020
Cisco Systems Inc.	17,391,129	748,340
Analog Devices Inc.	3,982,645	382,015
Microsoft Corp.	2,791,160	275,236
QUALCOMM Inc.	3,733,049	209,499
Maxim Integrated Products Inc.	3,206,979	188,121
Texas Instruments Inc.	1,603,141	176,746
HP Inc.	4,344,620	98,580
Broadcom Inc.	380,014	92,207

International Business Machines Corp.	596,336	83,308
Western Union Co.	3,212,819	65,317
Western Digital Corp.	776,243	60,089
KLA-Tencor Corp.	571,481	58,594
Seagate Technology plc	983,891	55,560
Cypress Semiconductor Corp.	2,662,824	41,487
Science Applications International Corp.	494,437	40,015
Hewlett Packard Enterprise Co.	843,043	12,317
Automatic Data Processing Inc.	27,545	3,695
		3,386,146
Materials (3.7%)
DowDuPont Inc.	8,713,720	574,408
LyondellBasell Industries NV Class A	1,823,938	200,360
International Paper Co.	3,407,690	177,472
Huntsman Corp.	2,005,344	58,556
CF Industries Holdings Inc.	788,806	35,023
Greif Inc. Class A	548,018	28,985
Nucor Corp.	416,399	26,025
Avery Dennison Corp.	206,739	21,108
Praxair Inc.	127,562	20,174
Domtar Corp.	219,858	10,496
WestRock Co.	182,480	10,405
		1,163,012
Other (0.3%)
2 Vanguard High Dividend Yield ETF	1,047,950	87,032

Real Estate (0.8%)
Crown Castle International Corp.	2,382,299	256,859

Telecommunication Services (3.9%)
Verizon Communications Inc.	16,047,608	807,355
AT&T Inc.	8,234,854	264,421
BCE Inc.	4,071,795	164,898
		1,236,674
Utilities (7.9%)
NextEra Energy Inc.	2,479,466	414,145
Dominion Energy Inc.	3,896,154	265,640
Exelon Corp.	5,682,278	242,065
Sempra Energy	1,990,419	231,108
American Electric Power Co. Inc.	3,020,629	209,179
Eversource Energy	3,230,845	189,360
Duke Energy Corp.	2,060,504	162,945
Xcel Energy Inc.	3,286,635	150,133
Public Service Enterprise Group Inc.	1,650,323	89,348
FirstEnergy Corp.	2,292,533	82,325
Entergy Corp.	923,105	74,578
CenterPoint Energy Inc.	2,570,444	71,227
Edison International	1,107,681	70,083
MDU Resources Group Inc.	1,669,224	47,873
PNM Resources Inc.	996,308	38,756
National Fuel Gas Co.	622,568	32,971
NRG Energy Inc.	951,263	29,204
AES Corp.	2,110,042	28,296
Ameren Corp.	250,749	15,258
Atmos Energy Corp.	163,351	14,724
IDACORP Inc.	150,400	13,873

	Evergy Inc.			167,233	9,390
					2,482,481
Total Common Stocks (Cost $24,125,121)					30,495,667
		Coupon
Temporary Cash Investments (3.6%)1
Money Market Fund (2.0%)
3,4 Vanguard Market Liquidity Fund		2.122%		6,307,978	630,861
				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreements (1.5%)
	Goldman Sachs & Co.
	(Dated 6/29/18, Repurchase Value
	$106,618,000 collateralized by Federal
	Home Loan Mortgage Corp. 3.500%-
	4.000%, 3/1/36-8/1/42, Federal National
	Mortgage Assn. 2.500%-6.500%, 8/1/24-
	6/1/48, with a value of $108,732,000)	2.070%	7/2/18	106,600	106,600
	Nomura Securities International, Inc.
	(Dated 6/29/18, Repurchase Value
	$125,022,000 collateralized by U.S.
	Treasury Note/Bond 0.000%-3.875%,
	7/15/18-4/15/29, with a value of
	$127,500,000)	2.100%	7/2/18	125,000	125,000
	RBS Securities, Inc.
	(Dated 6/29/18, Repurchase Value
	$148,726,000 collateralized by U.S.
	Treasury Note/Bond 4.750%, 2/15/37, with
	a value of $151,677,000)	2.100%	7/2/18	148,700	148,700
	Societe Generale
	(Dated 6/29/18, Repurchase Value
	$78,314,000 collateralized by U.S. Treasury
	Note/Bond 0.000%-6.000%, 3/31/19-
	2/15/47, with a value of $79,866,000)	2.100%	7/2/18	78,300	78,300
					458,600
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.846%-1.882%	8/9/18	1,000	998
	United States Treasury Bill	1.849%	8/16/18	1,000	998
	United States Treasury Bill	1.916%	9/6/18	300	299
5	United States Treasury Bill	1.908%	9/27/18	2,000	1,991
5	United States Treasury Bill	1.918%-1.928%	10/4/18	6,600	6,567
	United States Treasury Bill	1.934%	10/11/18	100	99
5	United States Treasury Bill	1.982%-1.995%	10/18/18	15,500	15,410
5	United States Treasury Bill	2.078%	11/15/18	300	298
					26,660
Total Temporary Cash Investments (Cost $1,116,055)					1,116,121
Total Investments (100.5%) (Cost $25,241,176)					31,611,788
Other Assets and Liabilities-Net (-0.5%)4					(151,975)
Net Assets (100%)					31,459,813

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $225,316,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.2% and 2.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $234,548,000 of collateral received for securities on loan.
5 Securities with a value of $17,703,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	3,026	411,778	(9,083)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin

Equity Income Fund

representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,346,717	1,148,950	—
Temporary Cash Investments	630,861	485,260	—
Futures Contracts—Assets[1]	318	—	—
Total	29,977,896	1,634,210	—
1 Represents variation margin on the last day of the reporting period.

Equity Income Fund

F. At June 30, 2018, the cost of investment securities for tax purposes was $25,261,630,000. Net unrealized appreciation of investment securities for tax purposes was $6,350,158,000, consisting of unrealized gains of $6,826,278,000 on securities that had risen in value since their purchase and $476,120,000 in unrealized losses on securities that had fallen in value since their purchase.

G. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	September		Proceeds	Net	Change in			June 30,
	30, 2017		from	Realized	Net		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard High
Dividend Yield
ETF	84,957	—	—	—	2,075	1,972	—	87,032
Vanguard Market
Liquidity Fund	471,508	NA1	NA1	(39)	11	5,565	—	630,861
Total	556,465			(39)	2,086	7,537	—	717,893
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard PRIMECAP Core Fund

Schedule of Investments (unaudited)
As of June 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (97.7%)
Consumer Discretionary (12.1%)
	Sony Corp. ADR	3,800,000	194,788
*	CarMax Inc.	2,044,300	148,968
	Carnival Corp.	1,885,900	108,081
	Whirlpool Corp.	736,574	107,709
^	Mattel Inc.	6,086,771	99,945
	Ross Stores Inc.	1,120,000	94,920
	TJX Cos. Inc.	980,000	93,276
	Royal Caribbean Cruises Ltd.	894,000	92,618
	L Brands Inc.	1,589,700	58,628
	Walt Disney Co.	500,000	52,405
*	Amazon.com Inc.	30,593	52,002
	Newell Brands Inc.	1,110,000	28,627
	Tribune Media Co. Class A	685,700	26,242
	CBS Corp. Class B	444,834	25,009
	VF Corp.	300,000	24,456
	Marriott International Inc. Class A	101,000	12,787
	Comcast Corp. Class A	375,000	12,304
	Hilton Worldwide Holdings Inc.	144,000	11,399
*	Charter Communications Inc. Class A	24,400	7,154
*	Norwegian Cruise Line Holdings Ltd.	131,700	6,223
	MGM Resorts International	190,000	5,516
	Gildan Activewear Inc. Class A	195,000	5,491
	Restaurant Brands International Inc.	88,200	5,318
^	Entercom Communications Corp. Class A	696,343	5,257
	Bed Bath & Beyond Inc.	133,191	2,654
*	Michael Kors Holdings Ltd.	35,600	2,371
*	Netflix Inc.	5,400	2,114
	Adient plc	27,050	1,331
*,^ Tempur Sealy International Inc.		22,000	1,057
	Las Vegas Sands Corp.	10,000	764
*	Burlington Stores Inc.	4,600	692
			1,290,106
Consumer Staples (0.3%)
	PepsiCo Inc.	200,000	21,774
	Tyson Foods Inc. Class A	75,000	5,164
	Constellation Brands Inc. Class A	7,436	1,628
	Philip Morris International Inc.	9,875	797
	Altria Group Inc.	10,624	603
			29,966
Energy (0.8%)
	Schlumberger Ltd.	394,300	26,430
*	Transocean Ltd.	1,321,800	17,765
	Cabot Oil & Gas Corp.	506,250	12,049
*	Southwestern Energy Co.	2,100,000	11,130
	EOG Resources Inc.	62,600	7,789
	National Oilwell Varco Inc.	150,000	6,510
	Pioneer Natural Resources Co.	2,600	492
			82,165

Financials (10.1%)
	JPMorgan Chase & Co.	3,422,866	356,663
	Wells Fargo & Co.	2,637,530	146,225
	Charles Schwab Corp.	2,460,734	125,743
	Discover Financial Services	1,785,081	125,688
	Marsh & McLennan Cos. Inc.	1,130,412	92,660
	Northern Trust Corp.	899,450	92,544
	Bank of America Corp.	1,755,559	49,489
	US Bancorp	773,300	38,680
	Progressive Corp.	300,400	17,769
	CME Group Inc.	79,850	13,089
	Travelers Cos. Inc.	49,000	5,995
	American Express Co.	51,000	4,998
	Comerica Inc.	35,000	3,182
	Moody's Corp.	12,000	2,047
	Chubb Ltd.	9,630	1,223
			1,075,995
Health Care (21.0%)
	Eli Lilly & Co.	4,424,800	377,568
	Amgen Inc.	1,986,936	366,769
*	Biogen Inc.	861,300	249,984
	AstraZeneca plc ADR	6,637,200	233,032
	Roche Holding AG	774,100	171,740
	Novartis AG ADR	1,841,100	139,077
	Thermo Fisher Scientific Inc.	562,700	116,558
*	Boston Scientific Corp.	3,517,200	115,012
	Abbott Laboratories	1,552,400	94,681
	Bristol-Myers Squibb Co.	1,661,590	91,952
	Medtronic plc	693,000	59,328
*,1 Siemens Healthineers AG		1,260,200	51,931
*	Illumina Inc.	150,900	42,145
	CVS Health Corp.	512,377	32,971
	Agilent Technologies Inc.	382,600	23,660
	Merck & Co. Inc.	375,000	22,763
	Sanofi ADR	540,000	21,605
*	Waters Corp.	65,000	12,583
	Zimmer Biomet Holdings Inc.	106,900	11,913
	Stryker Corp.	45,500	7,683
*	Cerner Corp.	10,000	598
			2,243,553
Industrials (18.6%)
	Southwest Airlines Co.	9,021,525	459,015
	FedEx Corp.	973,500	221,043
	Airbus SE	1,468,050	171,314
*	United Continental Holdings Inc.	2,064,800	143,979
	Siemens AG	1,075,468	141,699
	American Airlines Group Inc.	3,628,800	137,749
	Caterpillar Inc.	680,000	92,256
	United Parcel Service Inc. Class B	742,700	78,897
*	AECOM	2,311,300	76,342
	Delta Air Lines Inc.	1,483,000	73,468
	Jacobs Engineering Group Inc.	1,107,655	70,325
	Boeing Co.	160,000	53,682
	Deere & Co.	383,900	53,669
	Textron Inc.	560,000	36,910
	Honeywell International Inc.	200,000	28,810

	Union Pacific Corp.	189,500	26,848
	Rockwell Automation Inc.	144,100	23,954
	TransDigm Group Inc.	55,500	19,155
	Ritchie Bros Auctioneers Inc.	533,300	18,196
	IDEX Corp.	92,000	12,556
	Pentair plc	270,000	11,362
	General Dynamics Corp.	50,000	9,320
	CSX Corp.	125,000	7,972
*	nVent Electric plc	270,000	6,777
*	Herc Holdings Inc.	104,000	5,859
	Acuity Brands Inc.	50,000	5,794
	Owens Corning	30,000	1,901
			1,988,852
Information Technology (33.2%)
	Texas Instruments Inc.	3,158,800	348,258
	Microsoft Corp.	2,746,400	270,823
	NetApp Inc.	3,020,400	237,192
*	Alphabet Inc. Class A	176,827	199,671
*	Alphabet Inc. Class C	170,513	190,233
	NVIDIA Corp.	670,000	158,723
	HP Inc.	6,739,367	152,916
	Hewlett Packard Enterprise Co.	9,952,367	145,404
*	Flex Ltd.	9,479,300	133,753
	KLA-Tencor Corp.	1,127,600	115,613
	Cisco Systems Inc.	2,686,600	115,604
	Intel Corp.	2,275,000	113,090
*	Alibaba Group Holding Ltd. ADR	542,430	100,637
	Intuit Inc.	485,000	99,088
*	Adobe Systems Inc.	390,000	95,086
	ASML Holding NV	480,000	95,026
*	Micron Technology Inc.	1,790,000	93,868
	QUALCOMM Inc.	1,667,980	93,607
	Telefonaktiebolaget LM Ericsson ADR	11,006,000	84,416
	Activision Blizzard Inc.	800,000	61,056
	Applied Materials Inc.	1,280,000	59,123
*	eBay Inc.	1,457,900	52,863
*,^ Altaba Inc.		691,600	50,632
	Visa Inc. Class A	381,500	50,530
*	Keysight Technologies Inc.	849,300	50,134
	DXC Technology Co.	544,646	43,904
	Analog Devices Inc.	439,100	42,118
	Corning Inc.	1,453,220	39,978
*	PayPal Holdings Inc.	458,300	38,163
	Micro Focus International plc ADR	2,181,001	37,666
*	Dell Technologies Inc. Class V	402,592	34,051
*	Electronic Arts Inc.	225,000	31,730
	Oracle Corp.	555,000	24,453
	Apple Inc.	125,000	23,139
	Mastercard Inc. Class A	104,000	20,438
*	BlackBerry Ltd.	1,547,500	14,933
	Western Digital Corp.	188,000	14,553
	Perspecta Inc.	272,323	5,596
	Booz Allen Hamilton Holding Corp. Class A	105,923	4,632
	Teradyne Inc.	45,300	1,725
			3,544,425

Materials (1.1%)
DowDuPont Inc.		802,500	52,901
Praxair Inc.		229,700	36,327
Celanese Corp. Class A		150,000	16,659
Cabot Corp.		125,000	7,721
Greif Inc. Class A		65,000	3,438
Greif Inc. Class B		35,000	2,016
* AdvanSix Inc.		15,000	549
			119,611
Real Estate (0.0%)
Equinix Inc.		3,100	1,333

Telecommunication Services (0.5%)
*,^ Sprint Corp.		8,480,000	46,131
* T-Mobile US Inc.		97,400	5,820
			51,951
Total Common Stocks (Cost $5,471,890)			10,427,957
	Coupon
Temporary Cash Investment (2.8%)
Money Market Fund (2.8%)
2,3 Vanguard Market Liquidity Fund (Cost
$304,256)	2.122%	3,042,717	304,302
Total Investments (100.5%) (Cost $5,776,146)			10,732,259
Other Assets and Liabilities-Net (-0.5%)2			(53,996)
Net Assets (100%)			10,678,263

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $46,176,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of this security represented 0.5% of net assets.
2 Includes $50,007,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

PRIMECAP Core Fund

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,891,272	536,685	—
Temporary Cash Investments	304,302	—	—
Total	10,195,574	536,685	—

D. At June 30, 2018, the cost of investment securities for tax purposes was $5,776,146,000. Net unrealized appreciation of investment securities for tax purposes was $4,956,113,000, consisting of unrealized gains of $5,194,957,000 on securities that had risen in value since their purchase and $238,844,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: August 20, 2018

VANGUARD FENWAY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.